Obligations Under Guarantees And Other Off-Balance Sheet Instruments (Narrative) (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Obligations Under Guarantees And Other Off Balance Sheet Instruments [Line Items]
Amount of guarantees syndicated out to third parties	¥ 183,700,000,000	¥ 160,700,000,000
Contractual maturities of guarantees mainly comprised of guarantees of housing loans, in years	Over 5 years
Liabilities in the segregated records of trust accounts including the amounts related to liabilities with provisions limiting trustee responsibility	7,751,000,000,000	4,839,000,000,000
Carrying amounts of the liabilities related to guarantees and similar instruments	1,441,092,000,000	1,695,799,000,000
Carrying amount of options sold	1,396,178,000,000	1,645,258,000,000
Allowance for off-balance sheet instruments	¥ 35,457,000,000	¥ 27,721,000,000
Lending-related commitments which expire within one year, in percentage	68.00%
Lending-related commitments which expire from one year to five years, in percentage	30.00%
Lending-related commitments which expire after five years, in percentage	2.00%